Operating Expenses - Schedule of Components of Cost of Sales (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Rental income from investment property, net of direct operating expense [abstract]
Rental of third-party satellite capacity	€ (209)	€ (157)	€ (140)
Equipment	(150)	(69)	(81)
Customer support costs	(299)	(169)	(155)
Rental of satellite capacity from joint ventures	(21)
Other cost of sales	(76)	(66)	(68)
Total cost of sales	€ (755)	€ (461)	€ (444)